Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2015	Apr. 26, 2016
Document And Entity Information
Entity Registrant Name	NXT Energy Solutions Inc.
Entity Central Index Key	0001009922
Document Type	20-F
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	53,306,109	53,308,009
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2015